FINANCIAL RISK MANAGEMENT - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021
Asset-backed securities
Total other assets	[1]	£ 13,837	£ 14,690
Total held at fair value through profit or loss		180,609	206,771
Other | Sub-investment grade
Asset-backed securities
Financial assets at fair value through profit or loss, classified as held for trading		1,256	1,491
Other | Not rated
Asset-backed securities
Financial assets at fair value through profit or loss, classified as held for trading		1,612	1,390
Treasury shares
Asset-backed securities
Debt instruments at fair value		35,613	40,379
Total other assets		46,581	52,769
Total held at fair value through profit or loss		49,015	59,608
Treasury shares | Debt securities, treasury and other bills
Trading assets:
Government securities		2,185	6,579
Asset-backed securities
Mortgage-backed securities		7	12
Other asset-backed securities		14	3
Asset-backed securities		21	15
Corporate and other debt securities		228	245
Financial assets at fair value through profit or loss, classified as held for trading		2,434	6,839
Treasury shares | Other assets held at fair value through profit or loss
Trading assets:
Government securities		7,872	11,101
Asset-backed securities
Mortgage-backed securities		228	421
Other asset-backed securities		171	272
Asset-backed securities		399	693
Corporate and other debt securities		17,693	19,557
Other public sector securities		2,516	2,731
Bank and building society certificates of deposit		7,133	6,297
Treasury and other bills		62	19
Contracts held with reinsurers		10,906	12,371
Treasury shares | Investment grade
Asset-backed securities
Debt instruments at fair value		32,841	37,498
Total other assets		43,725	49,888
Total held at fair value through profit or loss		46,147	56,727
Treasury shares | Investment grade | Debt securities, treasury and other bills
Trading assets:
Government securities		2,185	6,579
Asset-backed securities
Mortgage-backed securities		7	12
Other asset-backed securities		14	3
Asset-backed securities		21	15
Corporate and other debt securities		216	245
Financial assets at fair value through profit or loss, classified as held for trading		2,422	6,839
Treasury shares | Investment grade | Other assets held at fair value through profit or loss
Trading assets:
Government securities		7,871	11,097
Asset-backed securities
Mortgage-backed securities		228	421
Other asset-backed securities		171	272
Asset-backed securities		399	693
Corporate and other debt securities		14,932	16,692
Other public sector securities		2,510	2,722
Bank and building society certificates of deposit		7,129	6,294
Treasury and other bills		62	19
Contracts held with reinsurers		10,822	12,371
Treasury shares | Other
Asset-backed securities
Debt instruments at fair value		2,772	2,881
Total other assets		2,856	2,881
Total held at fair value through profit or loss		2,868	2,881
Treasury shares | Other | Debt securities, treasury and other bills
Trading assets:
Government securities		0	0
Asset-backed securities
Mortgage-backed securities		0	0
Other asset-backed securities		0	0
Asset-backed securities		0	0
Corporate and other debt securities		12	0
Financial assets at fair value through profit or loss, classified as held for trading		12	0
Treasury shares | Other | Other assets held at fair value through profit or loss
Trading assets:
Government securities		1	4
Asset-backed securities
Mortgage-backed securities		0	0
Other asset-backed securities		0	0
Asset-backed securities		0	0
Corporate and other debt securities		2,761	2,865
Other public sector securities		6	9
Bank and building society certificates of deposit		4	3
Treasury and other bills		0	0
Contracts held with reinsurers		£ 84	£ 0

[1]	1 See note 1 regarding changes to presentation.